CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,213,767	$ 170,956	¥ 1,049,999
Amounts due from related parties	1,810	255	2,286
Prepayments and other current assets	89,511	12,607	102,765
Total current assets	1,382,438	194,713	1,253,791
Non-current assets
Other noncurrent assets	8,662	1,218	6,416
Total noncurrent assets	68,057	9,584	79,608
Total assets	1,450,495	204,297	1,333,399
Current liabilities
Amounts due to related parties	¥ 4,428	$ 624	¥ 6,944
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Accrued expenses and other current liabilities	¥ 143,677	$ 20,236	¥ 144,717
Total current liabilities	490,758	69,121	561,053
Total liabilities	492,691	69,393	563,947
SHAREHOLDERS' EQUITY
Ordinary shares	185	26	185
Additional paid-in capital	1,088,628	153,330	1,079,099
Treasury stock	(16,665)	(2,347)	(7,123)
Accumulated other comprehensive income	17,955	2,529	10,497
Accumulated deficit	(140,463)	(19,784)	(321,173)
Total shareholders' equity	957,804	134,904	769,452		¥ 608,371	¥ 642,653
Total liabilities and shareholders' equity	1,450,495	$ 204,297	1,333,399
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Related Party
Current assets
Amounts due from related parties	1,810	$ 255	2,286
Current liabilities
Amounts due to related parties	¥ 4,428	$ 624	¥ 6,944
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued (in shares)	125,122,382	125,122,382	125,122,382
Ordinary shares, shares outstanding (in shares)	119,704,787	119,704,787	121,722,467
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued (in shares)	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding (in shares)	144,000,000	144,000,000	144,000,000
Undesignated
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued (in shares)	0	0	0
Ordinary shares, shares outstanding (in shares)	0	0	0
Parent Company
Current assets
Cash and cash equivalents	¥ 138,574	$ 19,518	¥ 186,825
Prepayments and other current assets	4,205	592
Total current assets	458,738	64,612	469,512
Non-current assets
Investments in subsidiaries, the VIE and VIE's subsidiaries	506,526	71,343	306,751
Other noncurrent assets	2,422	341	2,382
Total noncurrent assets	508,948	71,684	309,133
Total assets	967,686	136,296	778,645
Current liabilities
Accrued expenses and other current liabilities	3,909	551	7,101
Total current liabilities	9,882	1,392	9,193
Total liabilities	9,882	1,392	9,193
SHAREHOLDERS' EQUITY
Ordinary shares	185	26	185
Additional paid-in capital	1,088,628	153,330	1,079,099
Treasury stock	(16,665)	(2,347)	(7,123)
Accumulated other comprehensive income	17,955	2,529	10,497
Accumulated deficit	(132,299)	(18,634)	(313,206)
Total shareholders' equity	957,804	134,904	769,452
Total liabilities and shareholders' equity	967,686	$ 136,296	778,645
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Parent Company | Affiliated Entity
Current assets
Amounts due from related parties	315,959	$ 44,502	282,687
Current liabilities
Amounts due to related parties	¥ 5,973	$ 841	¥ 2,092
Parent Company | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued (in shares)	125,122,382	125,122,382	125,122,382
Ordinary shares, shares outstanding (in shares)	119,704,787	119,704,787	121,722,467
Parent Company | Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued (in shares)	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding (in shares)	144,000,000	144,000,000	144,000,000
Parent Company | Undesignated
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued (in shares)	0	0	0
Ordinary shares, shares outstanding (in shares)	0	0	0